Owners' Capital/Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																								12 Months Ended
	Dec. 16, 2019	Nov. 14, 2019	Nov. 13, 2019	Oct. 29, 2019	Sep. 16, 2019	Aug. 09, 2019	Jul. 24, 2019	Jun. 17, 2019	May 10, 2019	Apr. 24, 2019	Mar. 15, 2019	Feb. 22, 2019	Feb. 13, 2019	Jan. 29, 2019	Dec. 17, 2018	Nov. 15, 2018	Nov. 09, 2018	Oct. 24, 2018	Sep. 17, 2018	Aug. 10, 2018	Jul. 25, 2018	Jun. 15, 2018	May 11, 2018	Apr. 26, 2018	Mar. 15, 2018	Feb. 14, 2018	Feb. 08, 2018	Jan. 30, 2018	Dec. 15, 2017	Nov. 16, 2017	Nov. 10, 2017	Oct. 25, 2017	Sep. 15, 2017	Aug. 11, 2017	Jul. 26, 2017	May 12, 2017	Apr. 26, 2017	Feb. 10, 2017	Jan. 26, 2017	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Owners' Capital/Partners' Equity
Amount paid																																								$ 137,953	$ 118,094		$ 90,280
Common units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared				$ 0.55			$ 0.55			$ 0.55				$ 0.55				$ 0.53			$ 0.53			$ 0.53				$ 0.5235				$ 0.5175			$ 0.51		$ 0.50		$ 0.49
Amount paid			$ 26,437			$ 26,640			$ 26,911				$ 26,929				$ 25,716			$ 24,272			$ 24,272			$ 22,845					$ 22,377			$ 21,001		$ 20,121		$ 19,549
Series A preference units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared		$ 0.5390625					0.5390625		$ 0.5390625			$ 0.5390625				$ 0.5390625					0.5390625		$ 0.5390625				$ 0.5390625			$ 0.5390625					$ 0.71875
Amount paid	$ 3,100				$ 3,100			$ 3,100			$ 3,100				$ 3,100				$ 3,100			$ 3,100			$ 3,100				$ 3,100				$ 4,132
Series B preference units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared		0.5125					0.5125		0.5125			0.5125				$ 0.5125					$ 0.5125		$ 0.5125				$ 0.33028
Amount paid	2,357				2,357			2,357			2,357				$ 2,356				$ 2,357			$ 2,357			$ 1,519
Series C preference units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared		$ 0.53125					$ 0.5312500		$ 0.53125			$ 0.7083
Amount paid	$ 2,125				$ 2,125			$ 2,125			$ 2,833

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).